Commissions and Other Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details underlying commissions and other expenses [Abstract]
Commissions	$ 2,201	$ 2,227	$ 2,193
General and administrative expenses	2,200	2,187	2,014
DAC and VOBA deferrals and interest, net of amortization	(346)	(321)	(144)
Broker-dealer expenses	419	441	378
Taxes, licenses and fees	344	358	336
Expenses associated with reserve financing and LOCs	60	57	55
Specifically identifiable intangible asset amortization	37	37	37
Other amortization	12	11
Acquisition and integration costs related to mergers and acquisitions		14	20
Total	$ 4,927	$ 5,011	$ 4,889